COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business.

Note Payable Default and Dispute

On August 16, 2013, the Company received notice of a lawsuit filed in the District Court of Clark County, Nevada filed by Portofino Investments II Limited Partnership (“Portofino”) against the Company regarding a convertible loan in the principal amount of $100,000. The lawsuit alleges that the Company has failed to repay the loan amount and interest that were due to Portofino under the convertible loan and that Portofino is entitled to judgment in the full amount due under such convertible loan, in addition to costs and expenses relating to the cause of action. The Company has filed an answer to the complaint and Portofino has subsequently filed an amended complaint. The Company is currently working on a response, and is simultaneously negotiating with Portofino as to a potential settlement.

Former Service Provider Dispute

A former service provider of the Company has asserted various claims regarding the Company relating to activities that took place during 2012 and 2013. The Company has concluded an independent investigation, performed by a third party legal firm, into the merit of these claims and determined that they were either without merit or immaterial. The Company does not believe that any amounts that may potentially be paid as a result of any of these claims would have a material effect on its condensed consolidated financial statements.

NOTE 16: COMMITMENTS AND CONTINGENCIES

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business.

Note Payable Default and Dispute

On August 16, 2013, the Company received notice of a lawsuit filed in the District Court of Clark County, Nevada filed by Portofino Investments II Limited Partnership (“Portofino”) against the Company regarding a convertible loan in the principal amount of $100,000. The lawsuit alleges that the Company has failed to repay the loan amount and interest that were due to Portofino under the convertible loan and that Portofino is entitled to judgment in the full amount due under such convertible loan, in addition to costs and expenses relating to the cause of action. The Company has filed an answer to the complaint and Portofino has subsequently filed an amended complaint.

Former Service Provider Dispute

A former service provider of the Company has asserted various claims regarding the Company relating to activities that took place during 2012 and 2013. The Company has concluded an independent investigation, performed by a third party legal firm, into the merit of these claims and determined that they were either without merit or immaterial. The Company does not believe that any amounts that may potentially be paid as a result of any of these claims would have a material effect on its financial statements.

Building Lease

The Company entered into three lease agreements to occupy lab facilities, and one lease agreement to occupy its corporate headquarters. The lease terms for the lab facilities expire in March 2014 and May 2015; the lease term for the Company’s corporate headquarters expires in June 2016.
The Company has the option to renew the March 2014 expiring lab facility leases for subsequent two-year periods. The Company has the option to renew the May 2015 expiring lab facility leases for three subsequent two-year periods.
Future minimum rental payments required under the leases are as follows for the years ended December 31:

2014	$306,802
2015	213,526
2016	30,064
Total	$550,392
Rent expense amounted to $269,790 and $77,045 for the years ended December 31, 2013 and 2012, respectively, and $346,835 for the period from inception (November 25, 2009) through December 31, 2013.

License Agreements

On February 1, 2012, the Company entered into a License Agreement with CleanFutures (“CF”), for use of their intellectual property in exchange for a combination of royalties and warrants.
The Company and CF determined that the original intent of the license agreement was not being met or adhered to. Therefore, the Company and CF voluntarily negotiated and on April 5, 2013 mutually agreed upon a revised license agreement that is more aligned with the actual metrics of the Company’s relationship with CF and superseded the agreement entered into on February 1, 2012. As part of the revised license agreement, the royalty payments and agreement to issue warrants noted above, were replaced by a promissory note issued by the Company for 1,850,000 shares of the Company’s restricted common stock. Considering the foregoing, the Company did not record royalty expense for the years ended December 31, 2013 and 2012 or for the period from inception (November 25, 2009) through December 31, 2013.
On June 28, 2012, the Company entered into a license agreement with Bright Automotive, Inc. (“Bright”) which provides Echo LLC a royalty-free, perpetual, fully-paid up, worldwide, non-exclusive, non-transferable and non-sub-licensable limited license to use Bright’s Battery Management Software and CAD, and certain other intellectual property of Bright to develop, modify and/or sell, offer for sale, market, distribute, import and export derivative works. In consideration of the granting of the license, the Company paid to Bright a one-time up-front license fee in the amount of $50,000 which has been capitalized and amortized over its estimated useful life of 10 years.
On April 5, 2013 the Company entered into an amendment with CleanFutures (the “Amendment”) to the license agreement dated February 1, 2012 (the “License Agreement”). The Amendment resulted from the mutual agreement with CleanFutures that the original intent of the License Agreement was not being met or adhered to. In accordance with the Amendment, the Company will issue 1,850,000 shares of the Company’s common stock to CleanFutures; in turn, the Company will receive certain rights, including perpetual use of the CleanFutures Patent and future patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any of the Company’s competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This Amendment superseded the existing License Agreement. During, 2013, the Company has issued 250,000 shares of common stock related to this agreement. The fair value of the 1,850,000 shares was $962,000 on April 5, 2013 based on stock price of $0.52 on that date and was allocated among the assets based on their relative fair values. The amounts purchased were capitalized based on the market price of the stock.

Employment Agreements

On April 21, 2012 the Company entered into an executive employment agreement with William Daniel Kennedy (the “Kennedy Agreement”), in connection with his service as Chief Executive Officer of the Company. In accordance with the Kennedy Agreement, Mr. Kennedy shall be entitled to a base salary of $220,000 per year.
On April 21, 2012 the Company entered into an executive employment agreement with Jason Plotke (the “Plotke Agreement”), in connection with his service as President of Echo LLC. In accordance with the Plotke Agreement, as amended, Mr. Plotke shall be entitled to a base salary of $250,000 per year.
On July 1, 2012 the Company entered into an executive employment agreement with Patrick van den Bossche (the “van den Bossche Agreement”), in connection with his service as Chief Operating Officer and Managing Director of the Company. In accordance with the van den Bossche Agreement, Mr. van den Bossche shall be entitled to a base salary of $120,000 per year.
On September 23, 2013, the Board entered into an executive employment agreement with Todd Lawson (the “Lawson” Agreement”) in connection with his service as Chief Financial Officer and Secretary of the Company. In accordance with the Lawson Agreement, Mr. Lawson shall be entitled to a base salary of $170,000 per year along with performance based bonus compensation, and an option to purchase up to 1,000,000 shares of the Company’s common stock at the strike price of $0.26 per share. The options vest quarterly over a four year period with an initial vesting of 100,000 shares, 43,750 shares for each of quarters 1 – 12, and 93,750 shares for each of quarters 13 – 16. All of the options expire on December 24, 2023.